Related-party transactions - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) member	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Nov. 30, 2022
Disclosure of transactions between related parties [line items]
Borrowings	€ 187,373	€ 176,847
Key management personnel compensation	7,835	5,636	€ 3,939
Vital Meat SAS
Disclosure of transactions between related parties [line items]
Provision of services, transfer of assets			1,000
CIR
Disclosure of transactions between related parties [line items]
Borrowings	3,500	3,600
CIR | BPI France
Disclosure of transactions between related parties [line items]
Borrowings, percentage of receivables				80.00%
Borrowings	3,500
Borrowings, commitment fee				0.50%
Borrowings, adjustment to interest rate basis				1.70%
CIR | BPI France | Minimum
Disclosure of transactions between related parties [line items]
Borrowings, interest rate				0.00%
Executive Committee
Disclosure of transactions between related parties [line items]
Key management personnel compensation	€ 7,400	5,200	3,600
Additional executive committee members | member	2
Board of directors
Disclosure of transactions between related parties [line items]
Key management personnel compensation	€ 500	€ 500	€ 400